Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions (Details) $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) category	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 998	$ 908	$ 924
Unfavourable changes reflected in profit or loss	(1,014)	(922)	(921)
Favourable changes recognized in OCI	105	110	101
Unfavourable changes recognized in OCI	$ (104)	(110)	(104)
Number of financial instrument categories | category	1
Confidence level	95.00%
Derivatives, trading assets and trading liabilities | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 179	229	271
Unfavourable changes reflected in profit or loss	(197)	(244)	(268)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	795	644	625
Unfavourable changes reflected in profit or loss	(793)	(643)	(625)
Favourable changes recognized in OCI	0	0	0
Unfavourable changes recognized in OCI	0	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	24	35	28
Unfavourable changes reflected in profit or loss	(24)	(35)	(28)
Favourable changes recognized in OCI	105	110	101
Unfavourable changes recognized in OCI	$ (104)	$ (110)	$ (104)